Significant Accounting Policies - Schedule of Assumptions for Options Granted to Employees and Non-Employees (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Assumptions for Options Granted To Employees and Non-Employees [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of Assumptions for Options Granted To Employees and Non-Employees [Line Items]
Expected term (years)	1 year 1 month 6 days	2 years 6 months	5 years 6 months
Expected volatility	52.20%	50.60%	43.50%
Risk-free interest rate	3.80%	3.80%	1.60%
Fair value of Ordinary share (in Dollars per share)	$ 2.05	$ 3.01	$ 4.2
Exercise price (in Dollars per share)	$ 2.05	$ 3.01	$ 4.66
Maximum [Member]
Schedule of Assumptions for Options Granted To Employees and Non-Employees [Line Items]
Expected term (years)	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility	93.00%	58.00%	87.80%
Risk-free interest rate	4.40%	4.50%	3.80%
Fair value of Ordinary share (in Dollars per share)	$ 2.98	$ 4.6	$ 11.41
Exercise price (in Dollars per share)	$ 11.5	$ 4.6	$ 11.5